Consolidated Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 40.3%
Canada 0.3%
Nutrien Ltd. (Cost $599,786)	9,862	585,014
Denmark 0.4%
Novo Nordisk A/S "B" (Cost $1,987,179)	14,723	686,628
France 8.7%
Airbus SE	10,735	2,149,822
AXA SA	76,561	3,719,214
BNP Paribas SA	17,755	1,615,781
Bureau Veritas SA	15,969	491,720
Capgemini SE	3,979	590,262
EssilorLuxottica SA	3,498	1,036,005
LVMH Moet Hennessy Louis Vuitton SE	2,339	1,255,069
Sanofi SA	17,570	1,572,768
Schneider Electric SE	6,540	1,684,946
Veolia Environnement SA	29,304	990,893
(Cost $11,925,766)		15,106,480
Germany 6.6%
Allianz SE (Registered)	7,434	2,937,971
Bayerische Motoren Werke AG	8,927	853,941
Deutsche Telekom AG (Registered)	35,528	1,276,692
E.ON SE	174,091	3,175,973
Mercedes-Benz Group AG	14,132	800,200
Siemens AG (Registered)	3,176	809,779
Vonovia SE	47,107	1,460,396
(Cost $7,198,955)		11,314,952
Ireland 2.8%
Eaton Corp. PLC (a)	4,556	1,752,784
Medtronic PLC (a)	21,389	1,930,144
TE Connectivity PLC (a)	5,835	1,200,551
(Cost $4,047,894)		4,883,479
Italy 0.5%
Enel SpA (Cost $652,925)	93,275	823,294
Japan 1.4%
Daikin Industries Ltd.	6,600	813,146
Keyence Corp.	1,900	689,181
Takeda Pharmaceutical Co., Ltd.	32,100	888,533
(Cost $2,995,383)		2,390,860
Korea 1.1%
Samsung Electronics Co., Ltd. (Cost $1,930,882)	37,060	1,893,408

Netherlands 2.4%
ASML Holding NV	579	400,811
ING Groep NV	66,685	1,555,460
Koninklijke Ahold Delhaize NV	53,472	2,110,452
(Cost $2,645,628)		4,066,723
Switzerland 2.3%
Lonza Group AG (Registered)	1,475	1,032,763
Novartis AG (Registered)	5,882	668,635
Roche Holding AG (Genusschein)	7,486	2,344,856
(Cost $3,352,344)		4,046,254
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $385,079)	14,000	539,405
United States 13.5%
Alphabet, Inc. "A"	15,383	2,951,998
Amazon.com, Inc.*	7,852	1,838,232
Hubbell, Inc.	2,412	1,055,202
Linde PLC	3,687	1,696,979
Mastercard, Inc. "A"	1,540	872,364
Merck & Co., Inc.	11,605	906,582
Meta Platforms, Inc. "A"	2,810	2,173,366
Microsoft Corp.	8,174	4,360,829
PayPal Holdings, Inc.*	14,005	962,984
Pfizer, Inc.	63,031	1,467,992
ServiceNow, Inc.*	1,179	1,111,938
Uber Technologies, Inc.*	21,270	1,866,442
Union Pacific Corp.	4,372	970,453
Visa, Inc. "A"	3,136	1,083,394
(Cost $15,710,966)		23,318,755
Total Common Stocks (Cost $53,432,787)		69,655,252

Preferred Stocks 0.5%
Germany
Volkswagen AG (Cost $861,643)	8,078	843,700

		Principal Amount ($) (b)	Value ($)

Bonds 37.7%
Netherlands 0.4%
ING Groep NV, 3.95%, 3/29/2027 (Cost $636,211)		650,000	644,604
United States 37.3%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,947,271
DISH DBS Corp., 7.75%, 7/1/2026		40,000	35,550
General Motors Financial Co., Inc., 2.7%, 8/20/2027		1,000,000	962,428
HP, Inc., 3.0%, 6/17/2027		1,100,000	1,072,148
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	225,348
6.375%, 5/15/2029		960,000	1,028,217

U.S. Treasury Bonds:
3.625%, 2/15/2044	6,700,000	5,669,613
3.75%, 11/15/2043	8,400,000	7,253,859
4.375%, 5/15/2040	6,800,000	6,582,188
4.5%, 5/15/2038	4,900,000	4,910,145
U.S. Treasury Notes:
2.375%, 5/15/2027	5,460,000	5,309,850
2.375%, 5/15/2029 (c)	6,400,000	6,057,750
3.5%, 9/15/2025	4,000,000	3,997,090
3.5%, 2/15/2033	6,200,000	5,926,328
3.625%, 5/15/2026	4,200,000	4,181,149
3.75%, 4/15/2026	1,500,000	1,495,219
4.125%, 6/15/2026	6,000,000	5,995,723
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	900,000	859,781
(Cost $65,345,017)		64,509,657
Total Bonds (Cost $65,981,228)		65,154,261

	Shares	Value ($)

Exchange-Traded Funds 9.8%
iShares EUR High Yield Corp. Bond UCITS ETF	12,663	1,365,524
SPDR Gold MiniShares Trust	237,942	15,501,921
Total Exchange-Traded Funds (Cost $9,840,836)		16,867,445

Cash Equivalents 10.0%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $17,307,050)	17,307,050	17,307,050

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $147,423,544)	98.3	169,827,708
Other Assets and Liabilities, Net	1.7	2,896,484
Net Assets	100.0	172,724,192
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (d) (e)
—	0 (f)	—	—	—	5,164	—	—	—
Cash Equivalents 10.0%
DWS Central Cash Management Government Fund, 4.37% (d)
13,009,251	33,784,503	29,486,704	—	—	495,772	—	17,307,050	17,307,050
13,009,251	33,784,503	29,486,704	—	—	500,936	—	17,307,050	17,307,050

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	At July 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2025	11	1,211,317	1,221,687	10,370
2 Year U.S. Treasury Note	USD	9/30/2025	4	828,885	827,938	(947)
5 Year U.S. Treasury Note	USD	9/30/2025	40	4,311,974	4,326,875	14,901
E-Mini S&P 500 Index	USD	9/19/2025	3	954,702	956,137	1,435
Total net unrealized appreciation						25,759
At July 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
DAX Index	EUR	9/19/2025	14	9,407,498	9,650,382	(242,884)

At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	14,965,752	USD	17,287,941	8/29/2025	175,081	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,719,549	GBP	1,291,110	8/29/2025	(13,948)	Citigroup, Inc.
USD	2,107,843	JPY	312,383,122	8/29/2025	(29,420)	JPMorgan Chase Securities, Inc.
USD	948,644	NOK	9,707,918	8/29/2025	(9,487)	Citigroup, Inc.
Total unrealized depreciation					(52,855)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar
Investment in Subsidiary
The Fund may seek exposure to gold by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold ETFs that do not operate as commodity pools, and fixed income instruments. As of July 31, 2025, the Fund held $1,342,025 in the Subsidiary, representing 0.7% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$585,014	$—	$—	$585,014
Denmark	—	686,628	—	686,628
France	—	15,106,480	—	15,106,480
Germany	—	11,314,952	—	11,314,952
Ireland	4,883,479	—	—	4,883,479
Italy	—	823,294	—	823,294
Japan	—	2,390,860	—	2,390,860
Korea	—	1,893,408	—	1,893,408
Netherlands	—	4,066,723	—	4,066,723
Switzerland	—	4,046,254	—	4,046,254
Taiwan	—	539,405	—	539,405
United States	23,318,755	—	—	23,318,755
Preferred Stocks	—	843,700	—	843,700
Bonds (a)	—	65,154,261	—	65,154,261
Exchange-Traded Funds	15,501,921	1,365,524	—	16,867,445
Short-Term Investments	17,307,050	—	—	17,307,050
Derivatives (b)
Futures Contracts	26,706	—	—	26,706
Forward Foreign Currency Contracts	—	175,081	—	175,081
Total	$61,622,925	$108,406,570	$—	$170,029,495

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(243,831)	$—	$—	$(243,831)
Forward Foreign Currency Contracts	—	(52,855)	—	(52,855)
Total	$(243,831)	$(52,855)	$—	$(296,686)

(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DGMF-PH3